Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 43,999,815	¥ 40,969,439
Total liabilities	41,268,551	38,288,646
Net revenues	1,952,482	1,835,118	¥ 1,972,158
Non-interest expenses	1,039,568	1,154,471	1,168,811
Net income attributable to the companies	216,998	(100,442)	219,343
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	2,559,985	2,535,825
Total liabilities	1,669,132	1,538,231
Net revenues	1,017,860	963,824	949,055	[1]
Non-interest expenses	791,403	794,264	768,419	[1]
Net income attributable to the companies	¥ 155,567	¥ 122,440	¥ 122,623	[1]

[1]	For JAFCO, financial information while it was an affiliated company of Nomura is included.